Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Dec. 30, 2014
Document Effective Date	Dec. 31, 2014
Prospectus Date	Oct. 01, 2014
Global Social Awareness Fund | Global Social Awareness Fund
Risk/Return:
Trading Symbol	VCSOX